20 Expenses and cost by nature	12 Months Ended
Dec. 31, 2019
Expenses And Cost By Nature
Expenses and cost by nature

20       Expenses and cost by nature

	2019	2018	2017

Cost of services	(308,853)	(168,052)	(124,065)
General and administrative expenses	(239,120)	(70,034)	(45,355)
Total	(547,973)	(238,086)	(169,420)

Payroll	(324,252)	(156,623)	(110,281)
Hospital and medical agreements	(16,429)	(10,209)	(9,249)
Depreciation and amortization	(73,152)	(9,078)	(4,023)
Rent	(4,494)	(20,302)	(15,748)
Commercial expenses	(1,363)	(362)	(236)
Utilities	(6,628)	(2,701)	(2,205)
Maintenance	(8,658)	(2,373)	(2,943)
Share-based compensation	(18,114)	(2,161)	-
Tax expenses	(2,696)	(828)	(738)
Pedagogical services	(6,271)	(4,212)	(3,714)
Sales and marketing	(11,603)	(3,532)	(2,154)
Allowance for doubtful accounts	(15,040)	(7,714)	(2,914)
Travel expenses	(7,054)	(1,816)	(1,731)
Consulting fees	(13,060)	(7,245)	(3,591)
Other	(39,159)	(8,930)	(9,893)
Total	(547,973)	(238,086)	(169,420)